EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data that mirrors the information in a supplement filed with the Securities and Exchange Commission on September 30, 2020 (Accession No. 0001193125-20-259327), to the Prospectus dated May 1, 2020, as supplemented, for the EQ/ClearBridge Large Cap Growth Portfolio, EQ/Core Bond Index Portfolio, EQ/Common Stock Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Invesco International Growth Portfolio, EQ/Invesco Global Real Estate Portfolio, EQ/Intermediate Government Bond Portfolio, EQ/Lazard Emerging Markets Equity Portfolio, and EQ/PIMCO Global Real Return Portfolio.